Fair Value of Assets and Liabilities - Assumptions Used for Servicing Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Servicing Assets And Liabilities Fair Value [Line Items]
Servicing Assets	$ 14,711	$ 12,786
Servicing Liabilities	$ 59	198
Resulting fair value from:
Servicing rate increase	0.65%
Servicing rate decrease	0.60%
Prosper Funding LLC
Servicing Assets And Liabilities Fair Value [Line Items]
Servicing Assets	$ 14,598	12,461
Servicing Liabilities	$ 59	$ 198
Resulting fair value from:
Servicing rate increase	0.65%
Servicing rate decrease	0.60%
Servicing Assets
Servicing Assets And Liabilities Fair Value [Line Items]
Market servicing rate assumptions	0.625%
Resulting fair value from:
Market servicing rate increase to 0.65%, Servicing assets	$ 13,816
Market servicing rate decrease to 0.60%, Servicing assets	$ 15,690
Weighted average prepayment assumptions	19.80%
Resulting fair value from:
Weighted average default assumptions	13.00%
Servicing Assets | Prosper Funding LLC
Servicing Assets And Liabilities Fair Value [Line Items]
Market servicing rate assumptions	0.625%
Resulting fair value from:
Market servicing rate increase to 0.65%, Servicing assets	$ 13,670
Market servicing rate decrease to 0.60%, Servicing assets	$ 15,525
Weighted average prepayment assumptions	19.80%
Resulting fair value from:
Weighted average default assumptions	13.00%
Servicing Liabilities
Servicing Assets And Liabilities Fair Value [Line Items]
Servicing Liabilities	$ 59
Market servicing rate assumptions	0.625%
Resulting fair value from:
Market servicing rate increase to 0.65%, Servicing liabilities	$ 65
Market servicing rate decrease to 0.60%, Servicing liabilities	$ 53
Weighted average prepayment assumptions	19.80%
Resulting fair value from:
Weighted average default assumptions	13.00%
Servicing Liabilities | Prosper Funding LLC
Servicing Assets And Liabilities Fair Value [Line Items]
Servicing Liabilities	$ 59
Market servicing rate assumptions	0.625%
Resulting fair value from:
Market servicing rate increase to 0.65%, Servicing liabilities	$ 65
Market servicing rate decrease to 0.60%, Servicing liabilities	$ 53
Weighted average prepayment assumptions	19.80%
Resulting fair value from:
Weighted average default assumptions	13.00%
Prepayment rate assumption
Resulting fair value from:
Prepayment rate increase	1.10%
Prepayment rate decrease	0.90%
Prepayment rate assumption | Prosper Funding LLC
Resulting fair value from:
Default rate increase	1.10%
Default rate decrease	0.90%
Prepayment rate assumption | Servicing Assets | 1.1 Multiplier to Default Rate
Resulting fair value from:
Applying a 1.1 multiplier to default rate	$ 14,509
Prepayment rate assumption | Servicing Assets | 1.1 Multiplier to Default Rate | Prosper Funding LLC
Resulting fair value from:
Applying a 1.1 multiplier to default rate	14,414
Prepayment rate assumption | Servicing Assets | 0.9 Multiplier Default Rate
Resulting fair value from:
Applying a 0.9 multiplier to default rate	14,882
Prepayment rate assumption | Servicing Assets | 0.9 Multiplier Default Rate | Prosper Funding LLC
Resulting fair value from:
Applying a 0.9 multiplier to default rate	14,784
Prepayment rate assumption | Servicing Liabilities | 1.1 Multiplier to Default Rate
Resulting fair value from:
Applying a 1.1 multiplier to default rate	59
Prepayment rate assumption | Servicing Liabilities | 1.1 Multiplier to Default Rate | Prosper Funding LLC
Resulting fair value from:
Applying a 1.1 multiplier to default rate	59
Prepayment rate assumption | Servicing Liabilities | 0.9 Multiplier Default Rate
Resulting fair value from:
Applying a 0.9 multiplier to default rate	60
Prepayment rate assumption | Servicing Liabilities | 0.9 Multiplier Default Rate | Prosper Funding LLC
Resulting fair value from:
Applying a 0.9 multiplier to default rate	$ 60
Default rate assumption
Resulting fair value from:
Default rate increase	1.10%
Default rate decrease	0.90%
Default rate assumption | Prosper Funding LLC
Resulting fair value from:
Default rate increase	1.10%
Default rate decrease	0.90%
Default rate assumption | Servicing Assets | 1.1 Multiplier to Default Rate
Resulting fair value from:
Applying a 1.1 multiplier to default rate	$ 14,556
Default rate assumption | Servicing Assets | 1.1 Multiplier to Default Rate | Prosper Funding LLC
Resulting fair value from:
Applying a 1.1 multiplier to default rate	14,403
Default rate assumption | Servicing Assets | 0.9 Multiplier Default Rate
Resulting fair value from:
Applying a 0.9 multiplier to default rate	14,954
Default rate assumption | Servicing Assets | 0.9 Multiplier Default Rate | Prosper Funding LLC
Resulting fair value from:
Applying a 0.9 multiplier to default rate	14,796
Default rate assumption | Servicing Liabilities | 1.1 Multiplier to Default Rate
Resulting fair value from:
Applying a 1.1 multiplier to default rate	59
Default rate assumption | Servicing Liabilities | 1.1 Multiplier to Default Rate | Prosper Funding LLC
Resulting fair value from:
Applying a 1.1 multiplier to default rate	59
Default rate assumption | Servicing Liabilities | 0.9 Multiplier Default Rate
Resulting fair value from:
Applying a 0.9 multiplier to default rate	59
Default rate assumption | Servicing Liabilities | 0.9 Multiplier Default Rate | Prosper Funding LLC
Resulting fair value from:
Applying a 0.9 multiplier to default rate	$ 59